Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt

As of September 30, 2021 and December 31, 2020, debt consisted of the following:

	As of	As of
	September 30,	December 31,
	2021	2020
Long-term debt	$294,933	$5,677,505
Short-term debt	3,304,897	7,745,843
Related party notes payable	-	3,001,366
Convertible Notes, net of subscriptions to members	-	8,254,390
Payroll protection loan	-	1,669,552
Other notes payable	-	212,066
Line of credit	3,500,000	3,500,000
Total notes payable	7,099,830	30,060,722
Less: current portion	(3,445,495)	(22,649,995)
Less: line of credit	(3,500,000)	(3,500,000)
Notes payable, net of current portion	154,335	3,910,727
Deferred financing fees	-	(36,492)
Total notes payable, net	$154,335	$3,874,235

A breakout of the classifications of debt held as of and for the years ending December 31, 2020 and 2019 are as follows :

	2020	2019
Long term debt	5,677,505	$4,736,622
Short term debt	7,745,843	3,001,366
Related party notes payable	3,001,366	3,662,067
Convertible notes, net of subscriptions to members of the company (Note 10)	8,254,390	5,414,390
Payroll protection loan	1,669,552	-
Other notes payable	212,066	407,893
Line of credit (Note 8)	3,500,000	3,500,000
Total notes payable	30,060,722	20,722,338
Less: current portion	(22,649,995)	(2,558,122)
Less: line of credit	(3,500,000)	(3,500,000)
Notes payable, net of current portion	3,910,727	14,664,216
Deferred financing fees	(36,492)	-
Total notes payable, net	$3,874,235	$14,664,216

Schedule of Future Minimum Principal Payments of Debt	Future minimum principal payments on the notes payable are as of September 30, 2021:

2021 (for the remainder of)	$5,769,293
2022	602,806
2023	574,788
2024	145,146
2025	7,796

$7,099,829
Future minimum principal payments on the notes payable are as follows for the years ending December 31:
2021	$22,649,995
2022	4,493,041
2023	2,744,905
2024	161,093
2025	11,688
$30,060,722